Income taxes - Summary of NOLs by country of origin (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 143,823
Brazil [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 48,584
NOLs carryforwards expiration description	No expiration. Offset limitation to 30% of taxable income
Mexico [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 47,824
Net operating loss carryforward expiration period	10 years
Argentina [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 35,408
Net operating loss carryforward expiration period	5 years
Colombia [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 7,559
Net operating loss carryforward expiration period	12 years
Others [member]
Operating Loss Carryforwards [Line Items]
NOLs Amount	$ 4,448